BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income per share
Net Income (Loss) Available to Common Stockholders, Basic	$ (1,830,770)	$ 2,158,248	$ 5,693,262	$ 1,724,483
Weighted Average Number of Shares Outstanding, Basic	37,445,919	37,412,519	37,445,919	37,390,524
Earnings Per Share, Basic	$ (0.05)	$ 0.06	$ 0.15	$ 0.05
Preferred Stock Dividends and Other Adjustments	$ (50,223)	$ 61,186	$ 156,181	$ 48,918
Weighted Average Number Of Shares Outstanding Preferred Stock	1,027,240	1,060,640	1,027,240	1,060,640
Earnings Per Share Preferred Stock	$ (0.05)	$ 0.06	$ 0.15	$ 0.05
Net Income (Loss) Attributable to Parent	$ (1,880,993)	$ 2,219,434	$ 5,849,443	$ 1,773,401
Weighted Average Number of Shares Outstanding, Basic and Diluted	38,473,159	38,473,159	38,473,159	38,451,164
Earnings Per Share, Basic and Diluted	$ (0.05)	$ 0.06	$ 0.15	$ 0.05